ACQUISITION OF A SUBSIDIARY - Impact of acquisition on the results of the Group (Details) - HN&T	12 Months Ended
Dec. 31, 2022 USD ($)
GENERAL INFORMATION
Revenue contributed from the date of acquisition	$ 1,100,000
Loss contributed from the date of acquisition	$ 75,000